Long-Term Debt with Original Maturities of More Than One Year (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Instrument [Line Items]
Obligations under capital leases	¥ 23,794	¥ 19,782
Loan participation borrowings	69,937	186,200
Senior borrowings and bonds	4,550,298	3,517,969
Subordinated borrowings and bonds	4,309,467	4,758,483
Total	¥ 8,953,496	¥ 8,482,434